LONG TERM DEBT (Narrative) (Details)	12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2014 ARS	Jan. 31, 2015 USD ($)
Other Tax Expense (Benefit)	$ 30,770	166,169
Asset Taxes Plus Interest	64,269	336,515
Long-term Debt	34,966		28,546
Other Accounts Payable and Accrued Liabilities	$ 4,196		$ 3,893